Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

During the years ended December 31, 2020, 2021, and 2022, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying consolidated statements of comprehensive (loss)/income:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2020	2021	2022
Management fees-related parties
Management fees – Castor Ships (a)	$162,500	$1,983,750	$4,038,500
Management fees – Pavimar (b)	768,000	4,761,000	5,357,400

Included in Voyage expenses
Charter hire commissions – Castor Ships (a)	$29,769	$1,671,145	$3,381,564

Included in Interest and finance costs
Interest expenses – Thalassa (c)	$305,000	$204,167	$—

Included in General and administrative expenses
Administration fees – Castor Ships (a)	$400,000	$1,200,000	$2,100,000

Included in Gain on sale of vessel
Sale & purchase commission – Castor Ships (a)	$—	$—	$131,500

As of December 31, 2021, and 2022, balances with related parties consisted of the following:

	December 31, 2021	December 31, 2022
Assets:
Due from Castor Ships (a) – current	$—	$330,706
Due from Castor Ships (a) – non-current	—	5,222,572
Due from Pavimar (b) – current	—	2,664,976
Due from Pavimar (b) – non-current	810,437	—
Liabilities:
Voyage commissions, management fees and other expenses due to Castor Ships (a) – current	$597,684	$—
Due to Pavimar (b) – current	3,909,885	—

(a)     Castor Ships: During the period from September 1, 2020 (being the initial Castor Ships Management Agreements effective date), and up to June 30, 2022, pursuant to the terms and conditions stipulated in a master management agreement (the “Master Management Agreement”) and separate commercial ship management agreements (the “Ship Management Agreements”) with Castor Ships (together, the “Castor Ships Management Agreements”), Castor Ships managed the Company’s business and provided commercial ship management, chartering and administrative services to the Company and its vessel owning subsidiaries. During the abovementioned period, the Company and its subsidiaries, in exchange for Castor Ship’s services, paid Castor Ships: (i) a flat quarterly management fee in the amount of $0.3 million for the management and administration of the Company’s business, (ii) a daily fee of $250 per vessel for the provision of the services under the Ship Management Agreements, (iii) a commission rate of 1.25% on all charter agreements arranged by Castor Ships and (iv) a commission of 1% on each vessel sale and purchase transaction.

Effective July 1, 2022, the Company and each of the Company’s vessel owning subsidiaries entered, by mutual consent, into an amended and restated master management agreement with Castor Ships (the “Amended and Restated Master Management Agreement”), appointing Castor Ships as commercial and technical manager for the Company’s vessels. The Amended and Restated Master Management Agreement along with new ship management agreements signed between each vessel owning subsidiary and Castor Ships (together, the “Amended Castor Ship Management Agreements”) superseded in their entirety the Castor Ships Management Agreements. Pursuant to the Amended and Restated Master Management Agreement, Castor Ships manages the Company’s overall business and provides the Company’s vessel owning subsidiaries with a wide range of shipping services such as crew management, technical management, operational employment management, insurance management, provisioning, bunkering, accounting and audit support services, commercial, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, providing technical assistance where requested in connection with the sale of a vessel, negotiating loan and credit terms for new financing upon request and providing general corporate and administrative services, among other matters, which it may choose to subcontract to other parties at its discretion. Castor Ships is generally not liable to the Company for any loss, damage, delay or expense incurred during the provision of the foregoing services, except insofar as such events arise from Castor Ships or its employees’ fraud, gross negligence or willful misconduct (for which the Company’s recovery will be limited to two times the Flat Management Fee, as defined below). Notwithstanding the foregoing, Castor Ships will in no circumstances be responsible for the actions of the Company’s crews. The Company has also agreed to indemnify Castor Ships in certain circumstances.

In exchange for the services provided by Castor Ships, the Company and its vessel owning subsidiaries, pay Castor Ships (i) a flat quarterly management fee in the amount of $0.75 million for the management and administration of their business (the “Flat Management Fee”), (ii) a commission of 1.25% on all gross income received from the operation of their vessels, and (iii) a commission of 1% on each consummated sale and purchase transaction. In addition, each of the Company’s vessel owning subsidiaries pay Castor Ships a daily management fee of $925 per containership and dry bulk vessel, and a daily management fee of $975 per tanker vessel (collectively, the “Ship Management Fees”) for the provision of the ship management services provided in the ship management agreements. Pavimar is paid directly by the dry bulk vessel owning subsidiaries its previously agreed proportionate daily management fee of $600 per vessel and Castor Ships is paid the residual amount of $325 of the agreed daily ship management fee. The Ship Management Fees and Flat Management Fee will be adjusted annually for inflation on each anniversary of the Amended and Restated Master Management Agreement’s effective date. The Company also reimburses Castor Ships for extraordinary fees and costs, such as the costs of extraordinary repairs, maintenance or structural changes to the Company’s vessels.

The Amended and Restated Master Management Agreement has a term of eight years from its effective date and this term automatically renews for a successive eight-year term on each anniversary of the effective date, starting from the first anniversary of the effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein. In the event that the Amended and Restated Master Management Agreement is terminated by the Company or is terminated by Castor Ships due to a material breach of the master management agreement by the Company or a change of control in the Company (including certain business combinations, such as a merger or the disposal of all or substantially all of the Company’s assets or changes in key personnel such as the Company’s current directors or Chief Executive Officer), Castor Ships shall be entitled to a termination fee equal to seven times the total amount of the Flat Management Fee calculated on an annual basis. This termination fee is in addition to any termination fees provided for under each Ship Management Agreement.

As of December 31, 2022, in accordance with the provisions of the Amended Castor Ship Management Agreements, Castor Ships had subcontracted to (i) two third-party ship management companies the technical management of all the Company’s tanker vessels and (ii) Pavimar the technical management of the Company’s containerships and was also co-managing with Pavimar the Company’s dry bulk vessels. Castor Ships pays, at its own expense, the tanker and containership technical management companies a fee for the services it has subcontracted to them, without any additional cost to the Company.

During the years ended December 31, 2020 and 2021, the Company incurred sale and purchase commissions amounting to $138,600 and $3,406,400, respectively, included in ‘Vessels, net’ in the accompanying consolidated balance sheets. During the year ended December 31, 2022, the Company incurred sale and purchase commissions amounting to $874,500, of which $743,000 are included in ‘Vessels, net’ and $131,500 are included in ‘Gain on sale of vessel’ in the accompanying financial statements.

The Amended Castor Ship Management Agreements also provide for an advance funding equal to one month of vessel daily operating costs to be placed with Castor Ships as working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of December 31, 2022, such advances amounted to $5,222,572 and are presented in ‘Due from related parties, non-current’, in the accompanying consolidated balance sheet. In connection with the subcontracting services rendered by other related party and third-party ship-management companies, the Company had, as of December 31, 2022, paid Castor Ships working capital guarantee deposits aggregating the amount of $1,210,437, which are presented in ‘Due from related parties, current’ in the accompanying consolidated balance sheet. As of December 31, 2022, a net amount of $57,406 was due from Castor Ships in relation to operating expenses payments made by it on behalf of the Company. Further, as of December 31, 2021, and December 31, 2022, amounts of $597,684 and $937,137 were due to Castor Ships in connection with the services covered by the Castor Ships Management Agreements and the Amended Castor Ships Management Agreements, respectively. As a result, as of December 31, 2021 and December 31, 2022, net amounts of $597,684 and $330,706, respectively, were due to and due from Castor Ships which are presented in ‘Due to related parties, current’ and ‘Due from related parties, current’, respectively, in the accompanying consolidated balance sheets.

(b)     Pavimar: From the Company’s inception and until June 30, 2022, Pavimar, provided, on an exclusive basis, all of the Company’s vessel owning subsidiaries with a wide range of shipping services, including crew management, technical management, operational management, insurance management, provisioning, bunkering, vessel accounting and audit support services, which it could choose to subcontract to other parties at its discretion. Effective January 1, 2020, and during the eight-month period ended August 31, 2020, the Company’s vessels then comprising its fleet were charged with a daily management fee of $500 per day per vessel. On September 1, 2020, the Company’s then vessel owning subsidiaries entered into revised ship management agreements with Pavimar which replaced the then existing ship management agreements in their entirety (the “Technical Management Agreements”). Pursuant to the terms of the Technical Management Agreements, effective September 1, 2020, Pavimar provided all of the Company’s vessel owning subsidiaries with the range of technical, crewing, insurance and operational services stipulated in the previous agreements in exchange for a daily management fee of $600 per vessel. Effective July 1, 2022, the technical management agreements entered into between Pavimar and the Company’s tanker vessel owning subsidiaries were terminated by mutual consent. In connection with such termination, Pavimar and the tanker vessel owning subsidiaries agreed to mutually discharge and release each other from any past and future liabilities arising from the respective agreements. Further, with effect from July 1, 2022, pursuant to the terms of the Amended and Restated Master Management Agreement, Pavimar, continues to provide, as co-manager with Castor Ships, the dry-bulk vessel owning subsidiaries with the same range of technical management services it provided prior to the Company’s entry into the Amended and Restated Management Agreement, in exchange for the previously agreed daily management fee of $600 per vessel. Pavimar also performed the technical management of containerships as sub-manager for Castor Ships from their date of acquisition. In late January 2023, Castor Ships transferred the technical sub-management of the Company’s containerships from Pavimar to a third-party ship management company.

Pavimar had subcontracted the technical management of 12 (comprising of three dry bulk and nine tanker) and four (comprising of three dry bulk and one containership) of the Company’s vessels to third-party ship-management companies as of December 31, 2021 and December 31, 2022, respectively. These third-party management companies provided technical management services to the respective vessels for a fixed annual fee which is paid by Pavimar at its own expense. In connection with the subcontracting services rendered by the third-party ship-management companies, the Company had, as of December 31, 2021, paid Pavimar working capital guarantee deposits aggregating the amount of $1,568,689, of which $758,252 are netted within ‘Due to related party, current’ and $810,437 are presented in ‘Due from related parties, non-current’ in the accompanying consolidated balance sheet. As of December 31, 2022, the Company had paid Pavimar working capital guarantee deposits aggregating the amount of $258,252, which are presented in ‘Due from related parties, current’ in the accompanying consolidated balance sheet. In addition, Pavimar and its subcontractor third-party managers make payments for operating expenses with funds paid from the Company to Pavimar. As of December 31, 2021, and December 31, 2022, net amounts of $4,668,137 and $2,665,824 were due to and due from Pavimar, respectively, in relation to payments made by Pavimar or advance payments to Pavimar on behalf of the Company. Further, as of December 31, 2022, an amount of $259,100 was due to Pavimar in connection with additional services covered by the technical management agreements. As a result, as of December 31, 2021, and December 31, 2022, net amounts of $3,909,885 and $2,664,976, respectively, were due to and due from Pavimar, which are presented in ‘Due to related parties, current’ and ‘Due from related parties, current’, respectively, in the accompanying consolidated balance sheets.

(c)      Thalassa - $5.0 Million Term Loan Facility: On August 30, 2019, the Company entered into a $5.0 million unsecured term loan with Thalassa, the proceeds of which were used to partly finance the acquisition of the M/V Magic Sun. The Company drew down the entire loan amount on September 3, 2019. The facility bore a fixed interest rate of 6.00% per annum and initially had a bullet repayment on March 3, 2021, which, pursuant to a supplemental agreement dated March 2, 2021, was granted a six-month extension. At its extended maturity, on September 3, 2021, the Company repaid $5.0 million of principal and $609,167 of accrued interest due and owing from it to Thalassa and, as a result, the Company, with effect from that date, was discharged from all its liabilities and obligations under this facility.

During the years ended December 31, 2020, and 2021, the Company incurred interest costs in connection with the above facility amounting to $305,000, and  $204,167, respectively, which are included in ‘Interest and finance costs’ in the accompanying consolidated statements of comprehensive (loss)/income.

(d)     Vessel Acquisitions:

On January 4, 2022, the Company’s wholly owned subsidiary, Mickey, pursuant to a purchase agreement entered into on December 17, 2021, took delivery of the M/V Magic Callisto, a Japanese-built Panamax dry bulk carrier acquired from a third-party in which a family member of Petros Panagiotidis had a minority interest. The vessel was purchased for $23.55 million. The terms of the transaction were negotiated and approved by a special committee of disinterested and independent directors of the Company. The M/V Magic Callisto acquisition was financed with cash on hand.

Further, on October 26, 2022, two of the Company’s wholly owned subsidiaries, Tom S and Jerry S, entered into two separate agreements for each to acquire a 2005 German-built 2,700 TEU containership vessel, from two separate entities beneficially owned by family members of Petros Panagiotidis. The purchase price for such vessels was $25.75 million and $25.00 million, respectively. The terms of these transactions were negotiated and approved by a special committee of the Company’s disinterested and independent directors. The acquisition of both vessels was financed with cash on hand and by utilizing the net proceeds from the $22.5 Million Term Loan Facility.

(e)      Entry into pool agreement with V8 Pool Inc.: In the period between September 30, 2022, and December 12, 2022, the M/T Wonder Polaris, M/T Wonder Sirius, M/T Wonder Bellatrix, M/T Wonder Musica, M/T Wonder Avior, and M/T Wonder Vega entered into a series of separate agreements with V8 Pool Inc., a member of Navig8 Group of companies, for the participation of the vessels in a pool operating Aframax tankers aged fifteen (15) years or more, the V8 Plus Pool. The V8 Plus Pool is managed by V8 Plus Management Pte Ltd., a company in which Petros Panagiotidis has a minority equity interest. As of December 31, 2022, all the above vessels were operating in the V8 Plus Pool. In February 2023, the agreement relating to the M/T Wonder Sirius’s participation in the V8 Plus Pool was terminated and the vessel commenced employment under a period time charter.